Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	£ (109)	£ (110)	£ (123)
Past service gains - ordinary activities	50	56	33
Past service losses - exceptional	0	(21)	0
Gains on curtailments and settlements	12	4	6
Charge to operating profit	(47)	(71)	(84)
Net finance gain/(charge) in respect of post employment plans	9	7	(11)
Charge before taxation	(38)	(64)	(95)
Actual returns less amounts included in finance income	774	438	312
Experience gains/(losses)	34	113	(30)
Changes in financial assumptions	(754)	(514)	108
Changes in demographic assumptions	(14)	(6)	69
Other comprehensive income	40	31	459
Changes in the surplus restriction	(2)	2	(2)
Total other comprehensive income	38	33	457
Guaranteed minimum pension equalisation charge	1,404	1,580	1,509
United Kingdom and Ireland
Disclosure of net defined benefit liability (asset) [line items]
Past service credit		54
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	34	(13)	1
Past service credit	47
Guaranteed minimum pension equalisation
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed minimum pension equalisation charge	£ 0	£ 21	£ 0